Income Tax (Details) - Schedule of Company’s Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Federal net operating loss		$ 38,176
Organizational costs/Start-up costs	334,531	162,250
Total deferred tax asset	334,531	200,426
Deferred tax liability
Unrealized gain/loss	(18,790)	(1,955)
Valuation allowance	(334,531)	(198,471)
Deferred tax asset (liability), net of allowance	$ (18,790)